SHARE-BASED COMPENSATION - Schedule of Stock-based Compensation Activity (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026 $ / shares shares	Mar. 31, 2026 $ / shares ₪ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares ₪ / shares shares	Dec. 31, 2024 $ / shares shares
Number of options
Number of options, Outstanding biginning balance | shares	627	627
Number of options, Granted | shares	4,273	4,273
Number of options, Outstanding ending balance | shares	4,900	4,900	627	627
Options exercisable at end of the period | shares	627	627
Vested and expected to vest | shares	4,900	4,900
Weighted-average exercise price
Weighted- average exercise price, Outstanding begining balance | $ / shares	$ 2,417.71
Weighted- average exercise price, Granted | $ / shares	16.5
Weighted- average exercise price, Exercised | (per share)		₪ 3.39	$ 3.39	₪ 3.39
Weighted- average exercise price, Outstanding ending balance | $ / shares	323.76		$ 2,417.71
Options exercisable at end of the period | $ / shares	2,417.71	₪ 2,417.71
Vested and expected to vest | $ / shares	$ 323.76	₪ 323.76
Weighted- average remaining contractual term
Outstanding at end of the period	9 years 4 months 28 days	9 years 4 months 28 days	8 years 4 months 20 days	8 years 4 months 20 days
Weighted- average remaining contractual term, Granted	9 years 7 months 17 days	9 years 7 months 17 days
Weighted- average remaining contractual term, Exercisable	8 years 4 months 20 days	8 years 4 months 20 days
Vested and expected to vest	9 years 4 months 28 days	9 years 4 months 28 days
Options granted [Member]
Number of options
Number of options, Outstanding biginning balance | shares	627	627	161	161
Number of options, Granted | shares			469	469
Number of options, Exercised | shares			(1)	(1)
Number of options, Forfeited | shares			0	0
Number of options, Expired | shares			(2)	(2)
Number of options, Outstanding ending balance | shares			627	627	161
Options exercisable at end of the period | shares			158	158
Vested and expected to vest | shares			627	627
Weighted-average exercise price
Weighted- average exercise price, Outstanding begining balance | $ / shares	$ 2,417.71		$ 8,974.7
Weighted- average exercise price, Granted | $ / shares			189
Weighted- average exercise price, Exercised | $ / shares			1.1
Weighted- average exercise price, Forfeited | $ / shares			0
Weighted- average exercise price, Expired | $ / shares			9,075.34
Weighted- average exercise price, Outstanding ending balance | $ / shares			2,417.71		$ 8,974.7
Options exercisable at end of the period | $ / shares			9,033.32	₪ 9,033.32
Vested and expected to vest | $ / shares			$ 2,417.71	₪ 2,417.71
Weighted- average remaining contractual term
Outstanding at end of the period			8 years 4 months 20 days	8 years 4 months 20 days	7 years 2 months 8 days
Weighted- average remaining contractual term, Granted			9 years 1 month 13 days	9 years 1 month 13 days
Weighted- average remaining contractual term, Exercisable			6 years 2 months 26 days	6 years 2 months 26 days
Vested and expected to vest			8 years 4 months 20 days	8 years 4 months 20 days
Aggregate intrinsic value
Aggregate intrinsic value, Exercised | $			$ 20,650	₪ 20,650